Share based payment reserve (Details 1)	6 Months Ended
	Feb. 28, 2023 $ / shares
IfrsStatementLineItems [Line Items]
Exercise price	$ 0.41	[1]
Number of options outstanding	5,336,000
Number of options exercisable	5,336,000
Remaining contractual life	3 years 7 months 6 days	[1]
Range 1 [Member]
IfrsStatementLineItems [Line Items]
Exercise price	$ 0.40
Number of options outstanding	2,454,000
Number of options exercisable	2,454,000
Expiry date	Oct. 11, 2026
Remaining contractual life	3 years 7 months 6 days
Range 2 [Member]
IfrsStatementLineItems [Line Items]
Exercise price	$ 0.43
Number of options outstanding	2,782,000
Number of options exercisable	2,782,000
Expiry date	Sep. 29, 2026
Remaining contractual life	3 years 7 months 6 days
Range 3 [Member]
IfrsStatementLineItems [Line Items]
Exercise price	$ 0.35
Number of options outstanding	100,000
Number of options exercisable	100,000
Expiry date	Jan. 02, 2027
Remaining contractual life	3 years 9 months 18 days

[1]	Total represents weighted average.